Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 280	$ 208	$ 267	$ 255	$ 241	$ 147	$ 158	$ 186	$ 1,010	$ 732	$ 792
Less: Net income attributable to noncontrolling interests	3	10	9	9	10	3	5	8	31	26	45
Net income attributable to Aon stockholders	277	198	258	246	231	144	153	178	979	706	747
Other comprehensive loss, net of tax:
Change in accounting principle										(44)
Change in fair value of derivatives									(13)	(24)	13
Change in investment gains/losses											(12)
Foreign currency translation adjustments									(43)	(135)	203
Post-retirement benefit obligation									(396)	(41)	(413)
Total other comprehensive loss									(452)	(244)	(209)
Less: Other comprehensive income (loss) attributable to noncontrolling interests									1	(2)	4
Total other comprehensive loss attributable to Aon stockholders									(453)	(242)	(213)
Comprehensive income attributable to Aon stockholders									$ 526	$ 464	$ 534